Investment Strategy - Prospectus Summary - BNY Dreyfus Institutional Preferred Treasury Obligations Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized fully by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized fully by cash and/or government securities, and cash. Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities and repurchase agreements collateralized fully by U.S Treasury securities. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized fully by U.S. Treasury securities. "Treasury obligations" refers to the fund’s investments in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest.

The fund seeks to enter into repurchase agreements that present minimal credit risk (and are considered "eligible securities" as defined in Rule 2a-7 under the 1940 Act), based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, repurchase agreements collateralized fully by U.S. Treasury securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized fully by cash and/or government securities, and cash. Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities and repurchase agreements collateralized fully by U.S Treasury securities. The fund typically invests exclusively in U.S. Treasury securities and repurchase agreements collateralized fully by U.S. Treasury securities. "Treasury obligations" refers to the fund’s investments in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest.

The fund seeks to enter into repurchase agreements that present minimal credit risk (and are considered "eligible securities" as defined in Rule 2a-7 under the 1940 Act), based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	S Treasury securities. The fund
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury securities and repurchase agreements collateralized fully by U.